Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment reporting information, by segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	2017	2016	2015
Assets
Annuity	$37,392	$33,607	$30,055
Run-off life	728	755	773
Total assets	$38,120	$34,362	$30,828

Revenues
Annuity:
Net investment income	$1,458	$1,355	$1,211
Other income	106	104	100
Total annuity	1,564	1,459	1,311
Run-off life	47	49	45
Total revenues before realized losses	1,611	1,508	1,356
Realized losses on securities	(13)	(9)	(16)
Total revenues	$1,598	$1,499	$1,340

Earnings Before Income Taxes
Annuity	$385	$371	$333
Run-off life	9	5	2
Total earnings before realized losses and income taxes	394	376	335
Realized losses on securities	(13)	(9)	(16)
Total earnings before income taxes	$381	$367	$319